Earnout Liability - Summary Of Continuity Of Earnout Rights (Detail) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Earnout Liability [Line Items]
Opening balance	1,196,157	1,537,184
Dividend equivalents and other adjustments	16,176	37,534
Vested and settled	(320,000)	(288,164)
Cancellations	(172,786)	(90,397)
Ending balance	719,547	1,196,157